Statutory Reserve (Details Narrative) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Sep. 30, 2017
Approximate annual statutory surplus reserve fund percentage	10.00%
Aggregate approximate registered capital percentage	50.00%